Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Revenue

3 Revenue

The principal activities of the Group are (i) the sales of autonomous driving vehicles, primarily including robobuses, robotaxis, robosweepers and related sensor suites; (ii) the provision of autonomous driving related operational and technical support services; and (iii) the provision of other technology services, including ADAS R&D services and intelligent data services.

3 Revenue (Continued)

(i)	Disaggregation of revenue

The Group generally sells autonomous driving vehicles to customers with provision of accompanying operational and technical support services. The following table sets forth the breakdown of disaggregation of revenue from contracts with customers by categories of vehicles and related services:

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Disaggregated by major products or service lines:
Sales of robotaxis and related services	13,357	62,030
Sales of other vehicles and related services
–Robobus	43,026	25,152
–Robosweeper	11,536	33,850
–Robovan	3,263	2,900
Other technology services	79,116	75,683
	150,298	199,615

Disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition are as follows:

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving related operational and technical support services	50,137	54,651
Other technology services	79,116	75,683
Provision of services	129,253	130,334
Sales of autonomous driving vehicles	21,045	69,281
	150,298	199,615
Timing of revenue recognition
Point in time	21,045	73,335
Over time	129,253	126,280
	150,298	199,615

3 Revenue (Continued)

The major customers, which individually contributed more than 10% of total revenue of the Group for the six months ended June 30, 2024 and 2025, are as follows.

	For the six months ended
	June 30,
	2024	2025
Customer A	45%	*
Customer E	*	17%
Customer F	*	13%
*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective period.

5 Revenue

The principal activities of the Group are (i) the sales of autonomous driving vehicles, primarily including robobuses, robotaxis, robosweepers and related sensor suites; (ii) the provision of autonomous driving related operational and technical support services; and (iii) the provision of other technology services, including ADAS R&D services and intelligent data services.

(i) Disaggregation of revenue

The Group generally sells autonomous driving vehicles to customers with provision of accompanying operational and technical support services. The following table sets forth the breakdown of disaggregation of revenue from contracts with customers by categories of vehicles and related services:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Disaggregated by major products or service lines:
Sales of robotaxis and related services	43,303	29,379	47,832
Sales of other vehicles and related services
−Robobus	320,240	94,914	79,688
−Robosweeper	6,801	7,642	55,320
−Robovan	—	7,540	13,393
Other technology services	157,199	262,369	164,901
	527,543	401,844	361,134

Disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving related operational and technical support services	32,627	85,285	108,523
Other technology services	157,199	262,369	164,901
Provision of services	189,826	347,654	273,424
Sales of autonomous driving vehicles	337,717	54,190	87,710
	527,543	401,844	361,134
Timing of revenue recognition
Point in time	337,717	54,190	87,710
Over time	189,826	347,654	273,424
	527,543	401,844	361,134

The major customers, which individually contributed more than 10% of total revenue of the Group for the years ended December 31, 2022, 2023 and 2024, are as follows. Details of concentrations of credit risk of the Group are set out in Note 31(a).

	For the year ended December 31,
	2022	2023	2024
Customer A	30%	55%	24%
Customer B	12%	*	*
Customer C	18%	*	*
Customer D	11%	*	*
*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective year.

5 Revenue (Continued)

(ii) Revenue expected to be recognized in the future arising from contracts with customers in existence as of the reporting date

As of December 31, 2022, 2023 and 2024, the aggregated amount of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts were RMB401.5 million, RMB263.8 million and RMB88.3 million, respectively. These amounts represented revenue expected to be recognized in the future from operational services and ADAS research and development services contracts entered into by the customers with the Group. The Group will recognize the expected revenue in future when or as the work is completed, which is expected to occur over the next one to three years.

The Group has applied the practical expedient in paragraph 121(a) of IFRS 15 such that the above information does not include any remaining performance obligations are part of a contract that has an original expected duration of one year or less. The above information also does not include any amount of royalties under an arrangement with a customer as described in Note 2 (x)(ii).